Trade and Other Receivables - Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ 15,742,665	₩ 15,373,625
Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	16,284,850	15,789,061
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(441,208)	(400,942)
Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(100,977)	(14,494)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,485,804	12,095,215
Trade receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,472,407	12,010,590
Trade receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	376,812	345,399
Trade receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	15,256	12,289
Trade receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	54,093	59,427
Trade receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	21,317	21,642
Trade receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	65,435	56,107
Trade receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	220,711	195,934
Trade receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,849,219	12,355,989
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(280,314)	(260,774)
Trade receivables | Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(83,101)	0
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,256,861	3,278,410
Other receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,145,499	3,212,146
Other receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	290,132	220,926
Other receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	79	318
Other receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	54,271	34,267
Other receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	1,012	1,786
Other receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	60,618	59,567
Other receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	174,152	124,988
Other receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,435,631	3,433,072
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(160,894)	(140,168)
Other receivables | Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ (17,876)	₩ (14,494)